SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Options [Member]
Number of options
Outstanding at January 1, 2023	2,003,939
Granted	299,856
Exercised	(9,054)
Expired	(626,377)
Forfeited	(28,467)
Outstanding at December 31, 2023	1,639,897	2,003,939
Exercisable at December 31, 2023	884,267
Vested and expected to vest at December 31, 2023	1,631,574
Weighted-average exercise price
Outstanding at January 1, 2023	$ 23.7
Granted	19.04
Exercised	22.65
Expired	24.15
Forfeited	30.54
Outstanding at December 31, 2023	22.56	$ 23.7
Exercisable at December 31, 2023	24.71
Vested and expected to vest at December 31, 2023	$ 22.56
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	2 years 4 months 20 days	2 years 9 months 7 days
Exercisable at December 31, 2023	1 year 3 months 10 days
Vested and expected to vest at December 31, 2023	2 years 4 months 17 days
Aggregate intrinsic value
Outstanding at December 31, 2023	$ 2,928	$ 152
Exercisable at December 31, 2023	495
Vested and expected to vest at December 31, 2023	$ 2,907
Skyhawk Cnp Security Ltd Share Option Plan [Member]
Number of options
Outstanding at January 1, 2023	18,676,305
Granted	1,601,000
Exercised	0
Expired	0
Forfeited	(2,445,000)
Outstanding at December 31, 2023	17,832,305	18,676,305
Exercisable at December 31, 2023	2,140,151
Vested and expected to vest at December 31, 2023	17,832,305
Weighted-average exercise price
Outstanding at January 1, 2023	$ 0.32
Granted	0.48
Exercised	0
Expired	0
Forfeited	0.48
Outstanding at December 31, 2023	0.31	$ 0.32
Exercisable at December 31, 2023	0.01
Vested and expected to vest at December 31, 2023	$ 0.31
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	4 years 8 months 26 days	5 years 8 months 26 days
Exercisable at December 31, 2023	4 years 8 months 8 days
Vested and expected to vest at December 31, 2023	4 years 8 months 26 days
Aggregate intrinsic value
Outstanding at December 31, 2023	$ 3,017,612	$ 3,017,612
Exercisable at December 31, 2023	2,011,742
Vested and expected to vest at December 31, 2023	$ 3,017,612